U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

               Read instructions at end of Form before preparing Form.
                             Please print or type.

 1.  Name and address of issuer:

      MML Series Investment Fund
      100 Bright Meadow Boulevard
      Enfield, CT 06082


 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
     of the issuer, check the box but do not list series or classes):     []

      Fund name:
      MML Aggressive Allocation Fund
      MML American Funds Core Allocation Fund
      MML American Funds Growth Fund
      MML American Funds International Fund
      MML Balanced Allocation Fund
      MML Blue Chip Growth Fund
      MML Conservative Allocation Fund
      MML Equity Income Fund
      MML Equity Index Fund
      MML Focused Equity Fund
      MML Foreign Fund
      MML Fundamental Growth Fund
      MML Fundamental Value Fund
      MML Global Fund
      MML Growth & Income Fund
      MML Growth Allocation Fund
      MML Income & Growth Fund
      MML International Equity Fund
      MML Large Cap Growth Fund
      MML Managed Volatility Fund
      MML Mid Cap Growth Fund
      MML Mid Cap Value Fund
      MML Moderate Allocation Fund
      MML Small Cap Growth Equity Fund
      MML Small Company Value Fund
      MML Small/Mid Cap Value Fund
      MML Total Return Bond Fund

 3.  Investment Company Act File Number:  811-02224

     Securities Act File Number:  002-39334

 4(a).  Last day of fiscal year for which this notice is filed: 12/31/2014

 4(b).  [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer s fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.
        Persons who respond t the collection of information contained in this from are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

 5.  Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):         $ 10,013,515

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:       $ 3,738,199

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                 $ 38,595,062

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                    - $ 42,333,261

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                $ 0

   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:               $ -32,319,746

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                  X 0.0001162

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                    = $ 0.00

 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal years, then state that number here: 0

 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $ 0

 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $ 0.00

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                       []   Wire Transfer

                       []   Mail or other means


                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

               /s/   Renee Hithcock
                   -------------------------------------------------------------
                     Assistant Treasurer
                   -------------------------------------------------------------


     Date: 3/16/2015
           -----------------

          * Please print the name and title of the signing officer below the signature.